Stockholders Deficit (Details 3) - Warrant Note Payable [Member]	1 Months Ended
Oct. 26, 2022 $ / shares
Exercise Prices	$ 0.01
Share price	$ 0.0079
Volatility	268.00%
Risk Free Rate	4.41%
Expected term (yrs.)	5 years
Dividend Rate	0.00%